Segment Information (Details) - Schedule of Information by Segment for the Years - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 18, 2022	Jan. 18, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Interest income	$ 47,000,000	$ 47,000,000	$ 38,175	$ 37,871	$ 76,333	$ 99,194	$ 176,175	$ 961,522
Non-interest income			17,332,758	4,052,989	28,368,280	6,069,568	30,908,948	10,507,081
Total			17,370,933	4,089,672	28,444,613	6,165,995
Less: inter-segment				(1,188)		(2,767)	(4,896)
Commission expense			11,984,437	2,480,271	19,279,929	3,181,313	18,823,458	3,866,251
Depreciation			114,322	95,673	215,494	192,352
Income (loss) from operations			(10,393,134)	(3,508,386)	(24,976,942)	(5,420,703)	(28,351,097)	(8,447,123)
Investment income (loss) net			(441,568)	(5,683,988)	1,281,496	(3,535,053)
Total assets			95,302,257	94,937,857	95,302,257	94,937,857
Distribution Business [Member]
Revenue
Interest income
Non-interest income			16,005,608	2,373,898	25,693,427	2,553,829	24,610,309	929,555
Total			16,005,608	2,373,898	25,693,427	2,553,829
Less: inter-segment
Commission expense			11,628,412	1,906,944	18,540,477	1,975,138	16,839,870	332,381
Depreciation			261	239	522	372
Income (loss) from operations			2,734,753	(1,321,333)	3,187,190	(2,768,395)	(4,960,505)	(6,061,091)
Investment income (loss) net
Total assets			18,065,731	4,427,863	18,065,731	4,427,863
Platform Business [Member]
Revenue
Interest income			38,175	37,871	76,333	99,194	176,175	961,522
Non-interest income			1,327,150	1,677,903	2,674,853	3,512,972	6,293,743	9,577,526
Total			1,365,325	1,715,774	2,751,186	3,612,166
Less: inter-segment
Commission expense			356,025	573,327	739,452	1,206,175	1,983,588	3,533,870
Depreciation			105,892	95,342	201,514	191,285
Income (loss) from operations			6,785,460	(2,591,456)	(4,401,856)	(2,045,873)	(10,767,796)	2,777,746
Investment income (loss) net
Total assets			42,202,217	52,241,241	42,202,217	52,241,241
Fintech Business [Member]
Revenue
Interest income
Non-interest income				1,188		2,767	4,896
Total
Less: inter-segment				(1,188)		(2,767)	(4,896)
Commission expense
Depreciation			8,169	92	13,458	695
Income (loss) from operations			(19,913,347)	404,403	(23,762,276)	(606,435)	(12,622,796)	(5,163,778)
Investment income (loss) net			(441,568)	(5,683,988)	1,281,496	(3,535,053)
Total assets			34,513,786	37,746,196	34,513,786	37,746,196
Healthcare Business [Member]
Revenue
Interest income
Non-interest income
Total
Less: inter-segment
Commission expense
Depreciation
Income (loss) from operations
Investment income (loss) net
Total assets			$ 520,523	$ 522,557	$ 520,523	$ 522,557